Other Financial Assets Non-current - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 326.9	₨ 26,860.1	₨ 20,175.9
Loans to channel partners	77.1	6,339.1	7,204.6
Advance and other receivables recoverable in cash	67.9	5,579.2	6,648.2
Margin money with banks	6.5	530.6	3,638.4
Government grants receivables	200.7	16,488.3	12,241.0
Loans to employees	6.0	494.2	289.8
Deposits with financial institution	109.5	9,000.0	0.0
Deposits with banks	23.4	1,921.3	832.4
Restricted deposits	16.3	1,335.3	2,099.8
Finance lease receivables	65.6	5,391.3	4,307.0
Others	61.3	5,043.7	2,791.3
Total	$ 961.2	₨ 78,983.1	₨ 60,228.4